VESSELS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Vessel	Dec. 31, 2012 Vessel	Dec. 31, 2011	Dec. 31, 2004 Vessel
VESSELS, NET [Abstract]
Number of vessels	20	20		3
Number of vessels the Company believed had future undiscounted cash flow less than carrying value		1
Schedule of Vessels [Line Items]
Carrying Value	$ 911,429	$ 964,855
Accumulated depreciation	487,485	413,463
Impairment Loss on Vessel	0	12,030	0
Depreciation expense	74,022	69,219
Vessels [Member]
Schedule of Vessels [Line Items]
Carrying Value	872,846	933,424
Accumulated depreciation	460,422	397,641
Impairment Loss on Vessel		12,030
Depreciation expense	62,781	62,795
Drydocking [Member]
Schedule of Vessels [Line Items]
Carrying Value	38,583	31,431
Accumulated depreciation	27,063	15,822
Impairment Loss on Vessel		0
Depreciation expense	$ 11,241	$ 6,424